INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 990,360	$ 606,429
Goods in process	1,848,181	838,403
Finished goods	737,650	313,257
Goods in transit	393,590	302,302
Obsolescence allowance (Note 18)	(61,476)	(58,610)
Inventories, net	$ 3,908,305	$ 2,001,781	$ 2,158,298	$ 2,689,829